Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended
	May 09, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

As required by Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation and certain financial performance of our Company. The disclosure included in this section is prescribed by SEC rules and does not necessarily align with how the Company or the GNC Committee evaluates compensation decisions considering company or individual performance. Further, in our view, the below disclosures do not fully reflect the effects of our cash-saving measures implemented in November, 2023, which included reduction in our executive officers’ base salaries by thirty percent (30%).

The company is a smaller reporting company and therefore permitted to omit certain pay versus performance disclosure.

The table below presents information on the compensation of our principal executive officer (PEO) and our other Named Executive Officers (NEOs) in comparison to certain performance metrics for 2024, 2023 and 2022. The use of the term “compensation actually paid” (CAP) is required by the SEC’s rules. Per SEC rules, CAP was calculated by adjusting the Summary Compensation Table Total values for the applicable year as described in the footnotes to the table. CAP does not reflect the amount of compensation actually paid or realized during the applicable year.

Year	Summary Compensation Table Total for PEO #1 ($)(1)(2)	Compensation Actually Paid To PEO #1 ($)(1)(3)	Summary Compensation Table Total for PEO #2 ($)(1)(2)	Compensation Actually Paid To PEO #2 ($)(1)(3)	Average Summary Compensation Table Total for Non-PEO NEOs ($)(1)(2)	Average Compensation Actually Paid to Non-PEO NEOs ($)(1)(3)	Value of initial fixed $100 investment based on total shareholder return (TSR) ($)(4):	Net Loss($)(5) (in thousands)
2024	750,303	694,247	346,375	301,072	382,358	354,006	4	$(11,623)
2023	1,128,795	822,884	1,007,725	724,562	409,010	179,907	7	$(17,192)
2022	1,117,966	897,254	N/A	N/A	832,051	631,570	41	$(24,277)
(1)	For 2024 and 2023, the PEOs were Mr. Chaim Lebovits, President & Chief Executive Officer and Stacy Lindborg, former Co-Chief Executive Officer. For 2022, the PEO was Chaim Lebovits. For 2024, the Non-PEO NEOs included Dr. Ibrahim B. Dagher, Executive Vice President, Chief Medical Officer and Mr. Uri Yablonka, Executive Vice President, Chief Business Officer, Secretary and Director. For 2023, the Non-PEO NEOs included Dr. Ralph Kern, Former President & Former Chief Medical Officer, Mr. Uri Yablonka, the Chief Business Officer and Secretary, and Alla Patlis, Interim Chief Financial Officer and Controller. For 2022, the Non-PEO NEOs included Dr. Ralph Kern and Dr. Stacy Lindborg.
(2)	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (SCT) on page 37. See the footnotes to the SCT for further detail regarding the amounts in these columns.

(3)	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts listed in the tables below under “SCT Total Compensation” (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).

2024	PEO #1	PEO #2	Non-PEO NEOs
SCT Total Compensation	$750,303	$346,375	$382,358
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	$(100,715)	$(79,839)	$(53,983)
Add Fair Value of Awards Granted in 2024 Unvested as of 12/31/24	$46,187	$36,613	$24,756
Add (Deduct) Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/24	$(2,775)	$(2,077)	$-
Add (Deduct) Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	$1,247	$-	$875
Total Compensation Actually Paid	$694,247	$301,072	$354,006

(4)	TSR represents the cumulative total return of an investment of $100 in our Common Stock. The measurement period begins on December 31, 2021, and ends on the last day of the applicable fiscal year. We did not pay any dividends in the period from December 31, 2021 to December 31, 2024.

(5)	The amounts reported represent net loss for the applicable fiscal year calculated in accordance with generally accepted accounting principles in the United States.

Named Executive Officers, Footnote
(1)	For 2024 and 2023, the PEOs were Mr. Chaim Lebovits, President & Chief Executive Officer and Stacy Lindborg, former Co-Chief Executive Officer. For 2022, the PEO was Chaim Lebovits. For 2024, the Non-PEO NEOs included Dr. Ibrahim B. Dagher, Executive Vice President, Chief Medical Officer and Mr. Uri Yablonka, Executive Vice President, Chief Business Officer, Secretary and Director. For 2023, the Non-PEO NEOs included Dr. Ralph Kern, Former President & Former Chief Medical Officer, Mr. Uri Yablonka, the Chief Business Officer and Secretary, and Alla Patlis, Interim Chief Financial Officer and Controller. For 2022, the Non-PEO NEOs included Dr. Ralph Kern and Dr. Stacy Lindborg.

Adjustment To PEO Compensation, Footnote
(2)	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (SCT) on page 37. See the footnotes to the SCT for further detail regarding the amounts in these columns.
(3)	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts listed in the tables below under “SCT Total Compensation” (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
2024	PEO #1	PEO #2	Non-PEO NEOs
SCT Total Compensation	$750,303	$346,375	$382,358
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	$(100,715)	$(79,839)	$(53,983)
Add Fair Value of Awards Granted in 2024 Unvested as of 12/31/24	$46,187	$36,613	$24,756
Add (Deduct) Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/24	$(2,775)	$(2,077)	$-
Add (Deduct) Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	$1,247	$-	$875
Total Compensation Actually Paid	$694,247	$301,072	$354,006

Non-PEO NEO Average Total Compensation Amount		$ 382,358	$ 409,010	$ 832,051
Non-PEO NEO Average Compensation Actually Paid Amount		$ 354,006	179,907	631,570
Adjustment to Non-PEO NEO Compensation Footnote
(2)	Amounts in this column represent the “Total” column set forth in the Summary Compensation Table (SCT) on page 37. See the footnotes to the SCT for further detail regarding the amounts in these columns.
(3)	The dollar amounts reported in these columns represent the amounts of “compensation actually paid.” The amounts are computed in accordance with Item 402(v) of Regulation S-K by deducting and adding the following amounts listed in the tables below under “SCT Total Compensation” (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP).
2024	PEO #1	PEO #2	Non-PEO NEOs
SCT Total Compensation	$750,303	$346,375	$382,358
Deduct amounts reported under the “Stock Awards” and “Option Awards” column of the SCT	$(100,715)	$(79,839)	$(53,983)
Add Fair Value of Awards Granted in 2024 Unvested as of 12/31/24	$46,187	$36,613	$24,756
Add (Deduct) Change in Fair Value of Awards Granted in Prior Years Unvested as of 12/31/24	$(2,775)	$(2,077)	$-
Add (Deduct) Change in Fair Value of Awards Granted in Prior Years that Vested during 2024 as of the Vesting Date	$1,247	$-	$875
Total Compensation Actually Paid	$694,247	$301,072	$354,006

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount		$ 4	7	41
Net Income (Loss)		(11,623,000)	(17,192,000)	(24,277,000)
Mr. Chaim Lebovits [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		750,303	1,128,795	1,117,966
PEO Actually Paid Compensation Amount		$ 694,247	822,884	$ 897,254
PEO Name		Mr. Chaim Lebovits,
Stacy Lindborg [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 346,375	1,007,725
PEO Actually Paid Compensation Amount		301,072	$ 724,562
PEO Name	Stacy Lindborg
PEO | Mr. Chaim Lebovits [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(100,715)
PEO | Mr. Chaim Lebovits [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		46,187
PEO | Mr. Chaim Lebovits [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,775)
PEO | Mr. Chaim Lebovits [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		1,247
PEO | Stacy Lindborg [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(79,839)
PEO | Stacy Lindborg [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		36,613
PEO | Stacy Lindborg [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(2,077)
PEO | Stacy Lindborg [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(53,983)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		24,756
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ 875